Schedule of Income Tax Provision Benefit (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal
State
Total current income tax provision
Federal					(139,793)	(497,200)
State					(36,607)	(130,200)
Total deferred income tax benefit					(176,400)	(627,400)
Change in deferred tax asset valuation allowance					176,400	627,400
Total provision for income taxes